Grants and other liabilities (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2023 USD ($) Type	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)
Grants and other liabilities [Abstract]
Grants	$ 896,970		$ 911,593
Other liabilities and provisions	349,463		340,920
Dismantling provision	141,113		140,595
Lease liabilities	70,318		63,076
Accruals on Spanish market prices differences	94,192		91,884
Others	43,840		45,365
Grants and other non-current liabilities	$ 1,246,433		1,252,513
Number of grant types | Type	2
Income from grants	$ 14,667	$ 14,993
Solana and Mojave [Member]
Grants and other liabilities [Abstract]
Income from grants	14,600	$ 14,600
U.S. Department of Treasury [Member]
Grants and other liabilities [Abstract]
Grants	602,000		610,000
Federal Financing Bank [Member]
Grants and other liabilities [Abstract]
Grants	$ 293,000		$ 299,000